CECL (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 215,963	SFr 262,108
Total	215,997	262,179
Past due more than 90 days and still accruing	0	0
Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	213,257	259,302
Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,740	2,877
Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	717	789
Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	382	220
Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	126	98
Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,515	1,770
Corporate and institutional
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	82,169	107,421
Corporate and institutional | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	80,749	105,864
Corporate and institutional | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,420	1,557
Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	362	432
Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	260	91
Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	53	24
Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	745	1,010
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	21,101	25,157
Corporate and institutional | Real estate | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	20,705	24,946
Corporate and institutional | Real estate | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	396	211
Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	36	35
Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	28	49
Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	332	127
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	46,519	59,366
Corporate and institutional | Commercial and industrial loans | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	45,677	58,267
Corporate and institutional | Commercial and industrial loans | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	842	1,099
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	192	320
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	225	42
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	16	24
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	409	713
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	13,519	21,711
Corporate and institutional | Financial institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	13,347	21,480
Corporate and institutional | Financial institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	172	231
Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	126	72
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	7	0
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	37	0
Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2	159
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,030	1,187
Corporate and institutional | Governments and public institutions | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,020	1,171
Corporate and institutional | Governments and public institutions | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	10	16
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	8	5
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2	11
Consumer
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	132,577	150,808
Consumer | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	131,257	149,488
Consumer | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,320	1,320
Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	355	357
Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	122	129
Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	73	74
Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	770	760
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	100,606	107,484
Consumer | Mortgages | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	100,160	107,033
Consumer | Mortgages | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	446	451
Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	86	66
Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	42	43
Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	10	8
Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	308	334
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	26,380	37,639
Consumer | Loans collateralized by securities | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	26,089	37,308
Consumer | Loans collateralized by securities | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	291	331
Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1	43
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	4
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	3
Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	290	281
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	5,591	5,685
Consumer | Consumer finance | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	5,008	5,147
Consumer | Consumer finance | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	583	538
Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	268	248
Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	80	82
Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	63	63
Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	172	145
Total loans to third parties
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	214,746	258,229
Total loans to third parties | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	212,006	255,352
Total loans to third parties | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	2,740	2,877
Total loans to third parties | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	717	789
Total loans to third parties | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	382	220
Total loans to third parties | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	126	98
Total loans to third parties | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,515	1,770
Total loans to entities under common control
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Total	1,251	3,950
Total loans to entities under common control | Financial Asset, Not Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	1,251	3,950
Total loans to entities under common control | Financial Asset, Past Due [Member]
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Total loans to entities under common control | Past due up to 30 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Total loans to entities under common control | Past due 31 - 60 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Total loans to entities under common control | Past due 61 - 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	0	0
Total loans to entities under common control | Past due more than 90 days
Loans Held At Amortized Cost, Amortized cost, Past Due [Line Items]
Gross loans held at amortized cost	SFr 0	SFr 0